Intangible Assets - Schedule of Reconciliations of the Written Down Values (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	$ 19,857,973	$ 20,437,958
Additions	75,293	639,117
Amortisation expense	(618,804)	(1,219,102)
Balance	19,314,462	19,857,973
Trade Secrets [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	19,030,265	20,223,135
Additions
Amortisation expense	(596,436)	(1,192,870)
Balance	18,433,829	19,030,265
Patents & trademarks [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	827,708	214,823
Additions	75,293	639,117
Amortisation expense	(22,368)	(26,232)
Balance	$ 880,633	$ 827,708